Concentrations of Credit Risk and Major Customers and Suppliers (Tables)	12 Months Ended
Mar. 31, 2026
Concentrations of Credit Risk and Major Customers and Suppliers [Abstract]
Schedule of Concentrations of Credit Risk and Major Customers and Suppliers

Accounts receivable from the three customers with the largest receivable balances or customers that individually comprised 10% or more of receivable balance as of March 31, 2025 and 2026 are as follows:

	Percentage of accounts receivable
	2025	2026
	%	%

Customer B (note e)	21.5	38.2
Customer D	32.9	24.5
Customer E	-	12.1
Customer C (note f)	25.4	***

Three largest receivable balances	79.8	74.8

A substantial percentage of the Group’s sales are made to three customers and are typically on an open account basis. Customers accounting for 10% or more of total revenue from contracts with customers in any of the years ended March 31, 2024, 2025 and 2026 are as follows:

	For the Years Ended March 31,
	2024	2025	2026
	%	%	%
Customer B (note a, note e)	24.0	31.9	34.7
Customer C (note b, note f)	34.4	41.2	24.0
Customer D (note a)	11.2	15.4	21.7
Customer A (note c, note d)	12.9	***	***
Customer E (note a)	10.7	***	***

	93.2	88.5	80.4

Contract liability from customer(s) that represent 10% or more of the Group’s total contract liabilities:

	Percentage of Contract Liabilities
	2025	2026
	%	%

Customer A (note c, note d)	***	90.0
Customer F	100	***

	100.0	90.0
(a)	Sales to these customers were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.

(b)	Sales to this customer was reported in the Metal Stamping operating segment.

(c)	Sub-contracting income received was reported in Electric OEM operating segment.

(d)	Customer A is the same entity as Supplier E below.

(e)	Customer B is the same entity as Supplier D below.

(f)	Customer C is the same entity as Supplier A below.

***	Represented not reaching 10% threshold in the respective years.

Accounts payable to suppliers that individually comprised 10% or more of accounts payable balance as of March 31, 2025 and 2026 are as follows:

	Percentage of accounts payable
	2025	2026
	%	%

Supplier E (note g)	15.5	11.0
Supplier A (note h)	19.7	***

	35.2	11.0

Suppliers accounting for 10% or more of net purchases for the years ended March 31, 2024, 2025 and 2026 are as follows:

	For the Years Ended March 31,
	2024	2025	2026
	%	%	%

Supplier C	***	16.2	16.7
Supplier A (note h)	10.7	19.3	***

	10.7	35.5	***
(g)	Supplier E is the same entity as Customer A above.

(h)	Supplier A is the same entity as Customer C above.

***	Represented not reaching 10% threshold in the respective years